UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     T2 Partners Management, L.P.
Address:  767 Fifth Avenue, 18th Floor
          New York, NY  10153

Form 13F File Number:  028-12232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Glenn Tongue
Title:    Managing Partner
Phone:    212-386-7161

Signature, Place, and Date of Signing:

       /s/ Glenn Tongue               New York, NY            February 13, 2012
       ----------------               ------------            -----------------
         [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                         -----------

Form 13F Information Table Entry Total:           64
                                         -----------

Form 13F Information Table Value Total:  $   262,155
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number        Name

1         028-13305                   Centaur Capital Management LP


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
           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER              CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
ACTIVISION BLIZZARD INC        COM              00507V109       4,066     330,000 SH       Other      1          330,000
ANCESTRY COM INC               COM              032803108       4,362     190,000 SH       Other      1          190,000
ANHEUSER BUSCH INBEV SA/NV     SPONSORED ADR    03524A108       5,522      90,540 SH       Sole                   90,540
APPLE INC                      COM              037833100       2,997       7,400 SH       Other      1            7,400
APPLE INC                      COM              037833100         182         450 SH       Sole                      450
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105       2,650     100,000 SH       Other      1          100,000
BANK OF AMERICA CORPORATION    COM              060505104       2,280     410,000 SH  CALL Sole                  410,000
BERKSHIRE HATHAWAY INC DEL     CL A             084670108       1,492          13 SH       Sole                       13
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      18,911     247,850 SH       Sole                  247,850
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      17,656     231,400 SH  CALL Sole                  231,400
CALAMOS ASSET MGMT INC         CL A             12811R104       2,502     200,000 SH       Other      1          200,000
CAPITAL SOUTHWEST CORP         COM              140501107         997      12,230 SH       Other      1           12,230
CISCO SYS INC                  COM              17275R102       2,712     150,000 SH       Other      1          150,000
CIT GROUP INC                  COM NEW          125581801         247       7,078 SH       Sole                    7,078
CITIGROUP INC                  COM              172967424      12,214     464,224 SH       Sole                  464,224
CITIGROUP INC                  COM              172967424       2,105      80,000 SH  CALL Sole                   80,000
COINSTAR INC                   COM              19259P300       4,564     100,000 SH       Other      1          100,000
DAILY JOURNAL CORP             COM              233912104         240       3,683 SH       Sole                    3,683
DELIA'S INC NEW                COM              246911101       3,207   3,144,207 SH       Sole                3,144,207
DELL INC                       COM              24702R101       4,974     340,000 SH       Other      1          340,000
DELL INC                       COM              24702R101       8,964     612,712 SH       Sole                  612,712
DELL INC                       COM              24702R101       1,463     100,000 SH  CALL Sole                  100,000
DIAMOND OFFSHORE DRILLING IN   COM              25271C102       2,763      50,000 SH       Other      1           50,000
E M C CORP MASS                COM              268648102       1,616      75,000 SH       Other      1           75,000
E M C CORP MASS                COM              268648102          17         768 SH       Sole                      768
FIFTH STREET FINANCE CORP      COM              31678A103         957     100,000 SH       Other      1          100,000
GOLDMAN SACHS GROUP INC        COM              38141G104       6,209      68,656 SH       Sole                   68,656
GOLDMAN SACHS GROUP INC        COM              38141G104       9,043     100,000 SH  CALL Sole                  100,000
HOLOGIC INC                    COM              436440101       1,804     103,000 SH       Other      1          103,000
HOWARD HUGHES CORP             COM              44267D107      12,567     284,497 SH       Sole                  284,497
IDT CORP                       CL B NEW         448947507       1,360     145,000 SH       Other      1          145,000
INTERACTIVE BROKERS GROUP IN   COM              45841N107       2,689     180,000 SH       Other      1          180,000
IRIDIUM COMMUNICATIONS INC     COM              46269C102       3,503     454,249 SH       Sole                  454,249
IRIDIUM COMMUNICATIONS INC     *W EXP 02/14/201 46269C110      12,187   7,101,376 SH       Sole                7,101,376
JPMORGAN CHASE & CO            *W EXP 10/28/201 46634E114       1,324     155,700 SH       Sole                  155,700
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100       1,029      20,000 SH       Other      1           20,000
MEDTRONIC INC                  COM              585055106       2,674      69,920 SH       Other      1           69,920
MICROSOFT CORP                 COM              594918104       5,375     207,067 SH       Sole                  207,067
MICROSOFT CORP                 COM              594918104       5,150     198,400 SH  CALL Sole                  198,400
MVC CAPITAL INC                COM              553829102       1,275     110,000 SH       Other      1          110,000
NELNET INC                     CL A             64031N108       3,806     155,516 SH       Sole                  155,516
PENNEY J C INC                 COM              708160106      11,169     317,767 SH       Sole                  317,767
PENNEY J C INC                 COM              708160106      22,468     639,200 SH  CALL Sole                  639,200
PEP BOYS MANNY MOE & JACK      COM              713278109       6,338     576,134 SH       Sole                  576,134
PROMOTORA DE INFORMACIONES S   ADR CL B CONV    74343G303       7,420   1,533,039 SH       Sole                1,533,039
RESOURCE AMERICA INC           CL A             761195205       5,067   1,084,622 SH       Sole                1,084,622
SANDISK CORP                   COM              80004C101       8,225     167,150 SH       Sole                  167,150
SEAGATE TECHNOLOGY PLC         SHS              G7945M107         232      14,145 SH       Sole                   14,145
SPARK NETWORKS INC             COM              84651P100       1,214     319,326 SH       Sole                  319,326
ST JOE CO                      COM              790148100           0          03 SH       Sole                        3
ST JOE CO                      COM              790148100         513      35,000 SH  PUT  Sole                   35,000
TELULAR CORP                   COM NEW          87970T208       1,950     260,000 SH       Other      1          260,000
TUCOWS INC                     COM              898697107          93     123,650 SH       Sole                  123,650
TWO HBRS INVT CORP             COM              90187B101         334      36,195 SH       Sole                   36,195
TWO HBRS INVT CORP             *W EXP 07/13/201 90187B119         598   4,982,476 SH       Sole                4,982,476
U S GLOBAL INVS INC            CL A             902952100         250      41,400 SH       Other      1           41,400
WELLS FARGO & CO NEW           COM              949746101           3         100 SH       Sole                      100
WELLS FARGO & CO NEW           COM              949746101       6,256     227,000 SH  CALL Sole                  227,000
WELLS FARGO & CO NEW           *W EXP 10/28/201 949746119       3,144     366,350 SH       Sole                  366,350
WESTELL TECHNOLOGIES INC       CL A             957541105       1,709     770,000 SH       Other      1          770,000
WESTERN DIGITAL CORP           COM              958102105         718      23,206 SH       Sole                   23,206
WEYCO GROUP INC                COM              962149100       1,461      59,497 SH       Sole                   59,497
WINTHROP RLTY TR               SH BEN INT NEW   976391300         552      54,300 SH       Other      1           54,300
XEROX CORP                     COM              984121103       2,786     350,000 SH       Other      1          350,000